Short-Term and Long-Term Bank Loans (Long-Term Bank Loans Maturity) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Short-term and Long-term Bank Loans [Abstract]
Fiscal 2013
Fiscal 2014
Fiscal 2015	538	3,350
Fiscal 2016	538	3,350
Fiscal 2017	$ 530	3,300